Income Taxes (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Reconciliation of the federal statutory income tax rate to income tax expense
Federal income tax at the statutory rate	$ (69)		$ 758	$ 787
State income taxes, net of federal benefit	(2)		47	49
(Benefit) expense from foreign operations	49		(63)	(55)
Other	5		0	3
Goodwill impairment (non-deductible)	287		0	0
Income tax expense	$ 270	$ 658	$ 742	$ 784
Effective income tax rate	(138.30%)		34.30%	34.90%